Expense Example - FidelityConnecticutMunicipalFunds-ComboPRO - FidelityConnecticutMunicipalFunds-ComboPRO - Fidelity Connecticut Municipal Income Fund - Fidelity Connecticut Municipal Income Fund	Jan. 28, 2023 USD ($)
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616